Item 1. Report to Shareholders

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

DEVELOPING~TECHNOLOGIES FUND
--------------------------------------------------------------------------------
As of 12/31/03

Lipper Science & Technology Funds Index   $3,398
Developing Technologies Fund   $4,167
S&P 500 Stock Index   $7,712


                  S&P 500             Lipper Science &                Developing
              Stock Index       Technology Funds Index         Technologies Fund
    8/00          $10,000                      $10,000                   $10,000
   12/00            8,731                        5,868                     7,211
   12/01            7,693                        3,831                     5,006
   12/02            5,993                        2,245                     2,569
   12/03            7,712                        3,398                     4,167



Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
Periods Ended 12/31/03                      1 Year        3 Years        8/31/00
--------------------------------------------------------------------------------
Developing Technologies Fund                62.20%        -16.71%        -23.10%
S&P 500 Stock Index                         28.68          -4.05         -22.88
Lipper Science & Technology Funds Index     51.31         -16.65         -27.66

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the fund posted a powerful return of 62.20% during the 12 months ended December 31, 2003, far surpassing the unmanaged S&P 500 Stock Index and the Lipper Science & Technology Funds Index, which measures similarly managed funds. Science and technology stocks enjoyed solid gains following three years of steep losses, and the fund's strong focus on companies with smaller market capitalizations, particularly within the software industry, benefited relative results.

As you know, the fund seeks to provide long-term growth of capital by investing primarily in companies expected to generate most of their revenues from the advancement and use of developing technologies. The fund focuses primarily on emerging companies in these fields with attractive long-term growth prospects but may also invest in more established technology companies.

[Graphic Omitted]
Major Index Returns
--------------------------------------------------------------------------------
                                   12-Month Return
S&P 500 Stock Index                          28.68%
S&P MidCap 400 Index                         35.62%
Russell 2000 Index                           47.25%
Nasdaq Composite                             50.01%

The Major Index Returns chart shows how various domestic equities indices performed over the fund's fiscal year. As you can see, the Nasdaq Composite with its high component of technology stocks outpaced S&P 500 stocks over the 12-month period, and both mid- and small-cap stocks outperformed larger-cap shares.

The Top 5 Sectors table reflects the percentage of net assets that were invested in various sectors at year-end. The fund's major allocations were to software stocks, with significant percentages invested in semiconductors, information services, hardware, and communications shares.

Top 5 Sectors
--------------------------------------------------------------------------------
                                          Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------
Software                                    41.3%         39.3%
Semiconductors                              22.9          22.3
Information Services                        16.4          15.0
Hardware                                     2.2          10.3
Communications                              12.2           9.9

Note: For comparison purposes, we have restated the historical weightings to incorporate changes made to the sector and industry classification system.

The Best and Worst Contributors table shows the stocks that contributed most to fund results throughout the year. Cisco Systems and Red Hat were among the leading positive contributors to performance, while poorly performing BISYS Group and Concord EFS were the major laggards. We added Red Hat during the year and eliminated Concord EFS from the portfolio.

Best and Worst Contributors
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
Cisco Systems
Red Hat *
VERITAS Software
Informatica
Analog Devices

Worst Contributors
--------------------------------------------------------------------------------
BISYS Group
Concord EFS **
AMIS Holdings *
Nassda
SCO Group **

  * Position added
 ** Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                   Year                                8/31/00
                                  Ended                                Through
                               12/31/03     12/31/02     12/31/01     12/31/00
NET ASSET VALUE

Beginning of period           $   2.54     $   4.95     $   7.13    $  10.00

Investment activities

  Net investment income (loss)   (0.03)       (0.04)*      (0.05)*     (0.02)*

  Net realized and
  unrealized gain (loss)          1.61        (2.37)       (2.13)      (2.76)

  Total from
  investment activities           1.58        (2.41)       (2.18)      (2.78)

Distributions

  Net realized gain                   -           -            -       (0.09)

NET ASSET VALUE

End of period                 $   4.12     $   2.54     $   4.95    $   7.13
                              -------------------------------------------------

Ratios/Supplemental Data

Total return^                    62.20%*     (48.69)%*    (30.58)%*   (27.89)%*

Ratio of total expenses to
average net assets                1.50%*       1.50%*       1.50%*      1.50%*!

Ratio of net investment
income (loss) to average
net assets                       (1.34)%*     (1.36)%*     (1.27)%*    (0.86)%*!

Portfolio turnover rate           66.3%        81.5%       107.5%      232.6%!
Net assets, end of period
(in thousands)                $   46,194   $   17,934   $   26,647   $  18,167

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.50% contractual expense limitation in effect through 4/30/05.

!   Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                       Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   97.9%

COMMUNICATIONS   9.1%

Communcations Services   0.9%

Nextel Partners, Class A *                           30,000                  404

                                                                             404

Data Networking   4.7%

Cisco Systems *                                      75,000                1,822

Newport *                                            22,000                  363

                                                                           2,185

Telecom Equipment   3.5%

CIENA *                                              20,000                  133

Crown Castle International *                         35,000                  386

Nokia ADR                                            38,000                  646

QUALCOMM                                              8,000                  431

                                                                           1,596

Total Communications                                                       4,185

HARDWARE   9.4%

Contract Manufacturing   0.7%

Flextronics *                                        22,000                  326

                                                                             326


Hardware   4.5%

Mercury Computer Systems *                           30,000                  747

Multimedia Games *                                   22,000                  904

Seagate Technology                                   10,000                  189

Synaptics *                                          17,000                  255

                                                                           2,095

Systems   4.2%

Dell *                                               45,000                1,528

QLogic *                                              8,000                  413

                                                                           1,941

Total Hardware                                                             4,362

INFORMATION SERVICES   14.5%

Data Services   9.7%

Affiliated Computer Services, Class A *               5,000                  272

BISYS Group *                                        60,000                  893

ChoicePoint *                                        32,000                1,219

Exult *                                             120,000                  854

Fiserv *                                             13,000                  514

Jack Henry & Associates                              35,000                  720

                                                                           4,472


E-Commerce   4.8%

BearingPoint *                                       75,000                  757

e-Bay *                                               9,000                  581

VeriSign *                                           40,000                  652

Websense *                                            8,000                  234

                                                                           2,224

Total Information Services                                                 6,696

MEDIA/TELECOM SERVICES   1.1%

Media - Telecom Services   1.1%

Cox Radio, Class A *                                 20,000                  505

Total Media/Telecom Services                                                 505

SEMICONDUCTORS   21.5%

Analog Semiconductors   11.6%

AMIS Holdings *                                      50,000                  914

Analog Devices                                       25,000                1,141

Exar *                                               18,000                  308

Intersil Holding, Class A                            40,000                  994

Maxim Integrated Products                            25,000                1,245

Semtech *                                            33,000                  750

                                                                           5,352

Digital Semiconductors   4.2%

Altera *                                             12,000                  272

Marvell Technology Group *                           15,000                  569

Microchip Technology                                 16,000                  534

Xilinx *                                             15,000                  581

                                                                           1,956

Semiconductor Equipment   5.7%

ATMI *                                               10,000                  231

Cabot Microelectronics *                             19,000                  931

Cognex                                                5,000                  141

KLA-Tencor *                                          9,000                  528

MKS Instruments *                                    13,000                  377

Novellus Systems *                                   10,000                  421

                                                                           2,629

Total Semiconductors                                                       9,937

SOFTWARE   37.4%

Consumer and Multimedia Software   4.4%

Adobe Systems                                        29,000                1,140

Intuit *                                             17,000                  899

                                                                           2,039

Enterprise Software   23.3%

BMC Software *                                       33,000                  615

Informatica *                                       110,000                1,133

Mercury Interactive *                                33,000                1,605

Microsoft                                            55,000                1,515

NetIQ *                                              75,000                  994

Network Associates *                                105,000                1,579

Red Hat *                                           100,000                1,877

Siebel Systems *                                     45,000                  624

VERITAS Software *                                   22,000                  818

                                                                          10,760

Internet Software   4.7%

Actuate *                                            40,000                  124

FileNet *                                            30,000                  813

Internet Security Systems *                          25,000                  471

MatrixOne *                                          40,000                  246

Verity *                                             30,000                  501

                                                                           2,155

Technical Software   5.0%

Autodesk                                              8,000                  196

Cadence Design Systems *                             40,000                  719

Nassda *                                             75,000                  544

Synopsys *                                            8,000                  270

Verisity Ltd. *                                      45,000                  574

                                                                           2,303

Total Software                                                            17,257

Total Miscellaneous Common Stocks 4.9%                                     2,268

Total Common Stocks (Cost $41,144)                                        45,210

SHORT-TERM INVESTMENTS   1.9%

Money Market Fund   1.9%

T. Rowe Price Government Reserve
Investment Fund 0.94% #                             900,684                  901

Total Short-Term Investments (Cost $901)                                     901

Total Investments in Securities

99.8% of Net Assets (Cost $42,045)                                       $46,111
                                                                         -------


    (ss.)       Denominated in U.S. Dollar unless otherwise noted

        #       Seven-day yield

        *       Non-income producing

      ADR       American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $42,045)                 $     46,111

Other assets                                                                529

Total assets                                                             46,640

Liabilities

Total liabilities                                                           446

NET ASSETS                                                         $     46,194
                                                                   ------------

Net Assets Consist of:

Undistributed net realized gain (loss)                             $    (15,297)

Net unrealized gain (loss)                                                4,066

Paid-in-capital applicable to 11,201,189 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          57,425

NET ASSETS                                                         $     46,194
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       4.12
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Dividend Income                                                      $       46

Expenses

  Investment management                                                     267

  Shareholder servicing                                                     121

  Custody and accounting                                                     96

  Registration                                                               36

  Prospectus and shareholder reports                                         20

  Legal and audit                                                            14

  Directors                                                                   5

  Miscellaneous                                                               5

  Reduction/repayments to expense limitation

    Management fees (waived) repaid                                        (126)

  Total expenses                                                            438

Net investment income (loss)                                               (392)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              1,332

  Written options                                                            92

  Net realized gain (loss)                                                1,424

Change in net unrealized gain (loss) on securities                       12,927

Net realized and unrealized gain (loss)                                  14,351

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   13,959
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/03      12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $     (392)   $     (276)

  Net realized gain (loss)                                 1,424        (8,936)

  Change in net unrealized gain (loss)                    12,927        (5,398)

  Increase (decrease) in net assets from operations       13,959       (14,610)

Capital share transactions *

  Shares sold                                             23,645        13,139

  Shares redeemed                                         (9,372)       (7,255)

  Redemption fees received                                    28            13

  Increase (decrease) in net assets from capital
  share transactions                                      14,301         5,897

Net Assets

Increase (decrease) during period                         28,260        (8,713)

Beginning of period                                       17,934        26,647

End of period                                         $   46,194    $   17,934
                                                      -------------------------

*Share information

  Shares sold                                              6,919         3,945

  Shares redeemed                                         (2,777)       (2,267)

  Increase (decrease) in shares outstanding                4,142         1,678

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Developing Technologies Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on August 31, 2000. The fund seeks to provide long-term capital growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $4,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the year ended December 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                                Number of
                                                Contracts            Premiums
Written                                           290,000              38,000
Closed                                           (290,000)            (38,000)
                                                 --------             -------
Outstanding at end of period                            0                   0
                                                 ---------            --------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $32,113,000 and $18,194,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $          6,305,000
Unrealized depreciation                                              (2,250,000)
Net unrealized appreciation (depreciation)                            4,055,000
Capital loss carryforwards                                          (15,286,000)
Paid-in capital                                                      57,425,000

Net assets                                                 $         46,194,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $355,000 of capital loss carryforwards. As of December 31, 2003, the fund had $6,079,000 of capital loss carryforwards that expire in 2009 and $9,207,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                        $            392,000
Paid-in capital                                                        (392,000)


At December 31, 2003, the cost of investments for federal income tax purposes was $42,056,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.60% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $29,000.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.50%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At December 31, 2003, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the amount of $374,000 through December 31, 2004, and $126,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $149,000 for the year ended December 31, 2003, of which $17,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $21,000.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Developing Technologies Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Developing Technologies Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Developing Technologies Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
2000

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and
2000                          Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
2000

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
2000                          equity capital to young high-technology companies
                              throughout the United States; Director, Teltone
                              Corp.

 * Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**  Retired from Board of Directors effective December 31, 2003.

Inside Directors


Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe
(8/15/53)                     Price and T. Rowe Price Group, Inc.
2001
[39]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
2000                          President, T. Rowe Price Group, Inc.; Chairman of
[107]                         the Board and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Developing Technologies Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
2000                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe
                              Price Global Investment Services Limited;
                              Director and Vice President, T. Rowe Price
                              Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers
Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Kennard W. Allen (7/12/77)              Employee, T. Rowe Price;formerly Equity
Vice President,                         Research Intern, Tonge Investment
Developing Technologies Fund            Advisors (to 2000); student, Colby
                                        College (to 2000)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President,                         Price Group, Inc., and T. Rowe
Developing Technologies Fund            Price Trust Company

Christopher W. Carlson (1/27/67)        Vice President, T. Rowe Price
Vice President,                         and T. Rowe Price Group, Inc.
Developing Technologies Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Developing Technologies      Price Group, Inc., and T. Rowe
Fund                                    Price Investment Services, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Developing              Price Group, Inc., T. Rowe Price
Technologies Fund                       International, Inc., and T. Rowe Price
                                        Trust Company

Robert N. Gensler (10/18/57)            Vice President, T. Rowe Price
Vice President, Developing              and T. Rowe Price Group, Inc.
Technologies Fund

Eric M. Gerster, CFA (3/23/71)          Vice President, T. Rowe Price and
Vice President, Developing              T. Rowe Price Group, Inc.
Technologies Fund

Jill L. Hauser (6/23/58)                Vice President, T. Rowe Price
Vice President, Developing              and T. Rowe Price Group, Inc.
Technologies Fund

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Developing              Price Group, Inc., T. Rowe Price
Technologies Fund                       Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, Developing Technologies      Price and T. Rowe Price Investment
Fund                                    Services, Inc.

Jeffrey Rottinghaus, CPA (2/20/70)      Vice President, T. Rowe Price; formerly
Vice President, Developing              Information Technology Consultant,
Technologies Fund                       Kelly-Lewey & Associates (to 1999);
                                        student, The Wharton School, University
                                        of Pennsylvania (to 2001)

Michael F. Sola, CFA (7/21/69)          Vice President, T. Rowe Price
President, Developing Technologies      and T. Rowe Price Group, Inc.
Fund

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Developing
Technologies Fund

Wenhua Zhang, CFA, CPA (3/14/70)        Vice President, T. Rowe Price; formerly
Vice President, Developing              Associate, Swiss Reinsurance Company
Technologies Fund                       (to 1999); student, The Wharton School,
                                        University of Pennsylvania (to 2001)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,834                $8,544
     Audit-Related Fees                         448                    --
     Tax Fees                                 2,034                 2,069
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004